LVIP SSGA International Index Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.59%
Australia–5.85%
AGL Energy	155,864	$ 1,631,169
Alumina	521,706	467,551
†AMP	714,559	583,539
APA Group	269,869	1,712,523
Aristocrat Leisure	143,664	1,861,545
ASX	45,828	2,151,198
Aurizon Holdings	424,149	1,099,213
AusNet Services	401,056	421,113
Australia & New Zealand Banking Group	628,447	6,590,772
Bendigo & Adelaide Bank	104,768	402,504
BHP Group	659,434	11,962,994
BlueScope Steel	111,321	582,823
Boral	245,260	308,055
Brambles	364,936	2,358,853
Caltex Australia	67,201	907,401
Challenger	117,313	286,551
CIMIC Group	20,732	293,633
Coca-Cola Amatil	104,489	563,956
Cochlear	13,301	1,515,932
Coles Group	264,517	2,463,456
Commonwealth Bank of Australia	396,999	14,978,781
Computershare	101,158	605,565
Crown Resorts	79,376	368,363
CSL	101,964	18,483,175
Dexus	250,234	1,386,696
=†Flight Centre Travel Group	11,852	74,826
Fortescue Metals Group	317,038	1,942,879
Goodman Group	365,776	2,681,015
GPT Group	412,759	917,008
Harvey Norman Holdings	119,801	219,974
Incitec Pivot	345,967	429,146
Insurance Australia Group	550,275	2,076,215
James Hardie Industries	92,149	1,069,916
LendLease Group	120,231	753,823
Macquarie Group	79,704	4,244,870
Magellan Financial Group	26,419	700,677
Medibank	570,717	938,548
Mirvac Group	901,999	1,145,985
National Australia Bank	638,984	6,554,619
Newcrest Mining	179,456	2,464,419
Oil Search	284,085	411,996
Orica	80,976	758,034
Origin Energy	454,119	1,220,321
Qantas Airways	154,254	300,118
QBE Insurance Group	317,533	1,654,027
Ramsay Health Care	39,736	1,397,206
REA Group	11,229	526,011
Rio Tinto (Australian Securities Exchange)	87,633	4,514,805
Santos	463,891	952,718
Scentre Group	1,060,296	1,015,577
SEEK	71,095	649,683
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Sonic Healthcare	103,141	$ 1,550,191
South32	859,872	949,220
South32 (London Stock Exchange)	368,248	407,856
Stockland	550,537	846,569
Suncorp Group	304,976	1,693,612
Sydney Airport	230,362	795,923
Tabcorp Holdings	430,366	666,033
Telstra	946,500	1,776,720
TPG Telecom	79,097	336,855
Transurban Group	644,558	4,801,075
Treasury Wine Estates	180,919	1,123,248
Vicinity Centres	683,296	427,428
Washington H Soul Pattinson & Co.	25,511	263,615
Wesfarmers	266,266	5,642,226
Westpac Banking	807,550	8,294,182
WiseTech Global	30,236	314,332
Woodside Petroleum	215,261	2,388,636
Woolworths Group	294,647	6,407,501
WorleyParsons	71,899	266,806
		152,553,805
Austria–0.16%
ANDRITZ	15,516	486,112
Erste Group Bank	72,643	1,329,926
OMV	37,292	1,020,565
Raiffeisen Bank International	31,533	453,577
Verbund	14,513	523,429
voestalpine	24,055	485,348
		4,298,957
Belgium–0.86%
Ageas	43,760	1,823,566
Anheuser-Busch InBev	172,136	7,603,218
Colruyt	11,289	611,953
†Galapagos	10,290	2,020,722
Groupe Bruxelles Lambert	19,545	1,537,821
KBC Group	55,498	2,518,230
Proximus	32,419	744,486
Solvay Class A	18,037	1,299,880
Telenet Group Holding	9,867	296,292
UCB	28,379	2,428,168
Umicore	45,159	1,557,589
		22,441,925
Chile–0.03%
Antofagasta	84,045	802,668
		802,668
■China–0.06%
†BeiGene ADR	9,800	1,206,478
LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■China (continued)
Yangzijiang Shipbuilding Holdings	470,300	$ 272,887
		1,479,365
Denmark–2.14%
AP Moller - Maersk Class A	802	658,700
AP Moller - Maersk Class B	1,606	1,423,501
Carlsberg Class B	23,890	2,689,530
Chr Hansen Holding	24,296	1,792,868
Coloplast Class B	26,435	3,833,771
Danske Bank	146,745	1,633,184
†Demant	23,525	512,219
DSV	48,661	4,424,698
†Genmab	14,508	2,914,201
H Lundbeck	14,854	436,148
ISS	33,635	460,144
Novo Nordisk Class B	397,995	23,766,685
Novozymes Class B	48,160	2,160,303
Orsted	44,685	4,374,555
Pandora	21,759	699,141
Tryg	25,758	626,944
Vestas Wind Systems	41,816	3,402,385
		55,808,977
Finland–1.12%
Elisa	32,527	2,007,677
Fortum	100,928	1,468,203
Kone Class B	80,275	4,495,453
Metso	22,430	528,577
Neste	94,030	3,126,266
Nokia (London Stock Exchange)	1,333,269	4,106,277
Nordea Bank	765,508	4,305,684
Orion Class B	22,258	905,817
Sampo Class A	98,307	2,836,039
Stora Enso Class R	143,309	1,432,924
UPM-Kymmene	118,757	3,238,136
Wartsila	94,584	690,694
		29,141,747
France–10.41%
Accor	43,277	1,162,681
Aeroports de Paris	6,327	611,226
Air Liquide	105,941	13,523,094
Airbus	131,698	8,492,128
Alstom	43,355	1,790,219
Amundi	12,897	746,212
Arkema	14,670	1,001,587
Atos	23,920	1,593,675
AXA	430,086	7,282,188
BioMerieux	8,829	999,516
BNP Paribas	254,265	7,423,322
†Bollore	187,188	509,164
Bouygues	51,110	1,483,271
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Bureau Veritas	61,235	$ 1,154,211
Capgemini	35,349	2,953,843
Carrefour	146,627	2,324,664
Casino Guichard Perrachon	11,693	447,492
Cie de Saint-Gobain	109,178	2,619,773
Cie Generale des Etablissements Michelin	37,941	3,323,053
CNP Assurances	36,584	354,227
Covivio	9,497	533,358
Creditricole	272,320	1,926,906
Danone	137,691	8,811,973
Dassault Aviation	534	438,515
Dassault Systemes	30,967	4,520,904
Edenred	54,595	2,265,662
Eiffage	17,975	1,275,928
Electricite de France	126,647	990,317
Engie	429,326	4,396,489
EssilorLuxottica	63,118	6,682,597
Eurazeo	8,562	384,174
Eurofins Scientific	2,445	1,193,159
Eutelsat Communications	37,208	386,783
Faurecia	16,181	473,806
Gecina	10,482	1,379,322
Getlink	92,215	1,115,308
Hermes International	7,432	5,056,811
ICADE	6,915	542,747
Iliad	3,844	517,918
Ingenico Group	12,785	1,336,408
Ipsen	8,038	412,026
JCDecaux	15,875	282,225
Kering	17,108	8,920,325
Klepierre	49,158	937,028
Legrand	63,055	4,021,767
L'Oreal	56,350	14,583,977
LVMH Moet Hennessy Louis Vuitton	62,563	22,945,047
Natixis	195,108	621,270
Orange	466,783	5,651,553
Pernod Ricard	47,169	6,694,985
Peugeot	140,294	1,826,526
Publicis Groupe	45,124	1,289,595
Remy Cointreau	4,810	524,235
Renault	50,302	955,974
Safran	72,765	6,446,766
Sanofi	253,596	21,955,021
Sartorius Stedim Biotech	5,894	1,176,171
Schneider Electric	123,639	10,450,321
SCOR	33,793	743,487
SEB	4,812	595,994
SES FDR	77,639	455,464
Societe Generale	179,217	2,935,958
Sodexo	20,322	1,364,727
STMicroelectronics	151,384	3,254,239

LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Suez	72,836	$ 739,969
Teleperformance	13,096	2,712,399
Thales	24,084	1,994,534
TOTAL	539,378	20,323,102
†Ubisoft Entertainment	21,823	1,595,064
Unibail-Rodamco-Westfield	173,829	1,893,378
Valeo	60,598	986,278
Veolia Environnement	119,778	2,529,815
Vinci	114,834	9,382,999
Vivendi	189,972	4,016,649
Wendel	5,771	457,951
†Worldline	30,558	1,803,570
		271,505,020
Germany–7.63%
adidas	40,258	8,938,374
Allianz	93,629	15,944,776
Aroundtown	296,312	1,483,175
BASF	205,056	9,584,711
Bayer	219,976	12,604,282
Bayerische Motoren Werke	78,333	3,998,835
Beiersdorf	23,586	2,374,891
Brenntag	37,817	1,373,972
Carl Zeiss Meditec Class B	8,578	816,801
Commerzbank	213,529	760,130
Continental	26,237	1,870,652
Covestro	42,570	1,291,920
Daimler	212,206	6,337,354
†Delivery Hero	25,857	1,901,112
Deutsche Bank	437,769	2,782,932
Deutsche Boerse	44,497	6,113,172
Deutsche Lufthansa	50,640	473,643
Deutsche Post	231,436	6,204,472
Deutsche Telekom	744,201	9,611,670
Deutsche Wohnen	80,235	3,040,800
E.ON	527,947	5,415,506
Evonik Industries	53,973	1,127,130
Fraport Frankfurt Airport Services Worldwide	8,868	356,982
Fresenius & Co.	92,515	3,444,580
Fresenius Medical Care & Co.	47,391	3,093,492
GEA Group	34,126	704,966
Hannover Rueck	14,333	2,023,900
HeidelbergCement	34,073	1,455,702
Henkel & Co.	23,789	1,747,489
HOCHTIEF	5,270	346,026
Infineon Technologies	295,215	4,261,648
KION Group	13,842	595,730
Knorr-Bremse	10,307	906,149
LANXESS	22,327	888,704
Merck	28,749	2,902,558
METRO	38,376	326,855
MTU Aero Engines	12,524	1,810,929
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft in Muenchen Class R	33,674	$ 6,770,838
Puma	17,680	1,038,789
†QIAGEN	51,593	2,083,178
RWE	128,931	3,371,751
SAP	221,197	24,696,183
Siemens	171,528	14,362,898
Siemens Healthineers	31,969	1,235,810
Symrise	29,855	2,761,850
Telefonica Deutschland Holding	190,187	466,929
†thyssenkrupp	86,241	454,245
Uniper	42,898	1,053,713
United Internet	27,890	810,982
Volkswagen	6,918	907,625
Vonovia	120,574	5,997,771
Wirecard	26,172	2,948,801
†Zalando	29,429	1,109,181
		198,986,564
□Hong Kong–3.60%
AIA Group	2,719,800	24,354,812
ASM Pacific Technology	65,000	602,701
Bank of East Asia	277,746	593,547
BOC Hong Kong Holdings	865,000	2,374,441
†Budweiser Brewing Co. APAC	349,200	898,047
CK Asset Holdings	575,424	3,122,071
CK Hutchison Holdings	638,660	4,256,769
CK Infrastructure Holdings	141,000	746,439
CLP Holdings	364,500	3,338,822
Galaxy Entertainment Group	484,000	2,549,141
Hang Lung Properties	431,000	869,128
Hang Seng Bank	170,800	2,909,965
Henderson Land Development	309,149	1,170,092
HK Electric Investments	564,808	542,255
HKT Trust	806,592	1,097,003
Hong Kong & China Gas	2,247,083	3,679,439
Hong Kong Exchanges & Clearing	270,599	8,106,957
Hongkong Land Holdings	248,700	930,475
Jardine Matheson Holdings	51,400	2,587,060
Jardine Strategic Holdings	47,200	1,054,856
Kerry Properties	139,531	364,873
Link REIT	495,015	4,172,220
Melco Resorts & Entertainment ADR	44,746	554,850
MTR	352,296	1,812,083
New World Development	1,411,476	1,505,022
NWS Holdings	333,490	339,855

LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
□Hong Kong (continued)
PCCW	904,596	$ 496,050
Power Assets Holdings	315,000	1,868,655
Sands China	571,868	2,080,507
Sino Land	653,587	822,578
SJM Holdings	422,591	352,624
Sun Hung Kai Properties	375,005	4,902,828
Swire Pacific Class A	106,000	674,765
Swire Properties	249,361	696,651
Techtronic Industries	325,500	2,066,894
Vitasoy International Holdings	158,000	475,483
WH Group	2,168,293	2,001,352
Wharf Real Estate Investment	259,000	1,056,444
Wheelock & Co.	175,000	1,185,789
Wynn Macau	332,353	498,433
Yue Yuen Industrial Holdings	155,000	236,856
		93,948,832
Ireland–0.59%
†AerCap Holdings	23,488	535,291
†AIB Group	173,552	192,439
Bank of Ireland Group	206,299	384,555
CRH	186,440	5,041,887
Kerry Group Class A	37,564	4,358,364
Kingspan Group	34,914	1,882,720
Paddy Power Betfair	17,914	1,611,418
Smurfit Kappa Group	52,062	1,474,824
		15,481,498
Isle Of Man–0.03%
GVC Holdings	124,017	859,032
		859,032
Israel–0.58%
Azrieli Group	9,046	517,209
Bank Hapoalim	260,286	1,559,599
Bank Leumi Le-Israel	350,793	1,934,259
†Check Point Software Technologies	28,364	2,851,717
†CyberArk Software	8,000	684,480
Elbit Systems	5,177	670,875
Israel Chemicals	150,076	477,973
Israel Discount Bank Class A	248,083	723,377
Mizrahi Tefahot Bank	29,977	551,747
†Nice	14,103	2,039,231
†Teva Pharmaceutical Industries	139,930	1,243,428
†Teva Pharmaceutical Industries ADR	84,569	759,430
†Wix.com	10,100	1,018,282
		15,031,607
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy–2.00%
Assicurazioni Generali	243,338	$ 3,295,961
Atlantia	112,282	1,394,818
CNH Industrial	246,775	1,405,455
Davide Campari-Milano	123,784	887,699
Enel	1,821,236	12,562,596
Eni	596,325	5,925,958
Ferrari	28,444	4,381,368
FinecoBank Banca Fineco	129,776	1,167,605
Intesa Sanpaolo	3,481,260	5,632,885
Leonardo	84,063	555,754
Mediobanca Banca di Credito Finanziario	132,363	721,799
Moncler	43,749	1,589,781
Pirelli & C	85,251	300,782
Poste Italiane	111,347	937,189
Prysmian	51,434	816,611
Recordati	22,285	938,926
Snam	460,779	2,105,896
†Telecom Italia	1,944,114	786,927
Telecom Italia RSP	1,284,683	501,925
Tenaris	100,642	607,155
Terna Rete Elettrica Nazionale	319,420	2,007,830
UniCredit	474,009	3,667,209
		52,192,129
Japan–25.76%
ABC-Mart	7,000	350,338
Acom	85,100	345,586
Advantest	47,700	1,899,889
Aeon	156,000	3,456,031
AEON Financial Service	24,000	256,418
Aeon Mall	21,790	275,019
AGC	45,700	1,113,594
Air Water	31,800	435,496
Aisin Seiki	34,700	849,844
Ajinomoto	101,200	1,885,807
Alfresa Holdings	41,800	777,962
Alps Alpine	44,400	427,822
Amada Holdings	70,600	553,357
ANA Holdings	24,500	596,913
Aozora Bank	25,200	480,922
Asahi Group Holdings	87,100	2,825,800
Asahi Intecc	41,600	1,028,853
Asahi Kasei	297,400	2,083,828
Astellas Pharma	441,700	6,805,430
Bandai Namco Holdings	46,900	2,274,801
Bank of Kyoto	11,300	358,119
Benesse Holdings	15,300	389,357
Bridgestone	126,500	3,872,241
Brother Industries	47,500	719,457
Calbee	17,100	461,475
Canon	235,000	5,106,768
Casio Computer	39,300	549,856

LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Central Japan Railway	33,800	$ 5,417,166
Chiba Bank	147,400	641,655
Chubu Electric Power	138,800	1,958,909
Chugai Pharmaceutical	52,500	6,074,028
Chugoku Electric Power	59,300	827,367
Coca-Cola Bottlers Japan Holdings	26,400	541,820
Concordia Financial Group	225,700	656,929
Credit Saison	33,600	389,819
CyberAgent	21,600	837,126
Dai Nippon Printing	52,400	1,113,557
Daicel	53,100	386,306
Daifuku	21,600	1,353,635
Dai-ichi Life Holdings	258,000	3,063,783
Daiichi Sankyo	126,300	8,673,856
Daikin Industries	55,300	6,675,484
Daito Trust Construction	17,200	1,597,252
Daiwa House Industry	126,200	3,118,062
Daiwa House REIT Investment	398	975,468
Daiwa Securities Group	329,400	1,272,899
Denso	96,400	3,080,408
Dentsu	54,000	1,043,386
Disco	5,700	1,108,950
East Japan Railway	70,900	5,365,027
Eisai	55,800	4,081,624
Electric Power Development	31,200	625,302
FamilyMart UNY Holdings	54,000	969,619
FANUC	45,400	6,066,611
Fast Retailing	13,700	5,590,174
Fuji Electric	27,000	605,403
FUJIFILM Holdings	79,900	3,937,435
Fujitsu	43,500	3,917,989
Fukuoka Financial Group	36,700	484,127
GMO Payment Gateway	8,700	609,743
Hakuhodo DY Holdings	49,700	501,470
Hamamatsu Photonics	29,900	1,214,975
Hankyu Hanshin Holdings	54,200	1,820,862
Hikari Tsushin	4,500	752,998
Hino Motors	61,200	326,390
Hirose Electric	8,387	864,639
Hisamitsu Pharmaceutical	14,000	649,658
Hitachi	214,300	6,156,066
Hitachi Chemical	22,200	944,685
Hitachi Construction Machinery	22,900	459,282
Hitachi High-Technologies	14,900	1,100,692
Hitachi Metals	45,700	479,697
Honda Motor	368,200	8,239,001
Hoshizaki	11,600	867,700
Hoya	84,100	7,151,152
Hulic	64,600	653,757
Idemitsu Kosan	41,783	953,641
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
IHI	31,300	$ 364,509
Iida Group Holdings	31,400	433,984
Inpex	258,200	1,448,517
Isetan Mitsukoshi Holdings	71,700	415,989
Isuzu Motors	117,500	777,600
ITOCHU	314,700	6,512,594
Itochu Techno-Solutions	20,500	583,847
J Front Retailing	49,000	404,414
Japan Airlines	24,500	450,247
Japan Airport Terminal	10,800	415,064
Japan Exchange Group	109,700	1,925,117
Japan Post Bank	86,300	796,990
Japan Post Holdings	377,600	2,953,819
Japan Post Insurance	47,500	586,865
Japan Prime Realty Investment	167	504,554
Japan Real Estate Investment	299	1,757,607
Japan Retail Fund Investment	558	634,318
Japan Tobacco	282,000	5,216,066
JFE Holdings	126,500	819,729
JGC	46,900	374,357
JSR	41,000	749,376
JTEKT	43,900	296,500
JXTG Holdings	719,160	2,450,456
Kajima	95,800	979,222
Kakaku.com	29,000	530,394
Kamigumi	22,900	386,542
Kansai Electric Power	151,600	1,687,445
Kansai Paint	36,800	698,020
Kao	107,400	8,749,689
Kawasaki Heavy Industries	29,500	424,442
KDDI	395,300	11,676,602
Keihan Holdings	20,500	909,321
Keikyu	47,000	790,746
Keio	21,900	1,292,831
Keisei Electric Railway	27,600	797,587
Keyence	40,876	13,142,141
Kikkoman	33,700	1,428,863
Kintetsu Group Holdings	40,500	1,874,428
Kirin Holdings	183,000	3,614,294
Kobayashi Pharmaceutical	10,500	971,469
Koito Manufacturing	22,300	749,707
Komatsu	204,800	3,314,363
Konami Holdings	19,900	610,385
Konica Minolta	96,400	388,382
Kose	7,100	878,565
Kubota	240,800	3,062,744
Kuraray	68,100	685,183
Kurita Water Industries	21,100	484,084
Kyocera	75,800	4,473,015
Kyowa Hakko Kirin	51,800	1,157,704

LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kyushu Electric Power	80,800	$ 648,037
Kyushu Railway	34,100	979,538
Lawson	10,700	587,321
†LINE	13,700	661,440
Lion	47,800	1,019,396
LIXIL Group	55,200	680,129
M3	105,800	3,120,797
Makita	51,600	1,573,993
Marubeni	370,700	1,839,807
Marui Group	39,100	654,094
Maruichi Steel Tube	17,200	411,941
Mazda Motor	121,200	640,040
McDonald's Holdings	14,200	640,445
Mebuki Financial Group	198,510	402,642
Medipal Holdings	37,600	702,591
MEIJI Holdings	24,668	1,748,126
†Mercari	14,200	275,779
MINEBEA MITSUMI	89,600	1,323,432
MISUMI Group	69,400	1,501,187
Mitsubishi	299,900	6,343,555
Mitsubishi Chemical Holdings	275,800	1,637,709
Mitsubishi Electric	429,400	5,245,640
Mitsubishi Estate	280,000	4,135,360
Mitsubishi Gas Chemical	34,200	369,046
Mitsubishi Heavy Industries	75,900	1,912,826
Mitsubishi Materials	23,800	486,546
Mitsubishi Motors	142,900	402,628
Mitsubishi UFJ Financial Group	2,750,500	10,291,141
Mitsubishi UFJ Lease & Finance	85,900	420,463
Mitsui & Co.	388,300	5,391,040
Mitsui Chemicals	38,000	715,241
Mitsui Fudosan	194,900	3,374,638
Mitsui OSK Lines	24,400	391,086
Mizuho Financial Group	5,351,420	6,139,573
MonotaRO	26,700	705,452
MS&AD Insurance Group Holdings	105,954	2,956,235
Murata Manufacturing	134,200	6,671,715
Nabtesco	24,000	548,994
Nagoya Railroad	39,800	1,119,004
NEC	56,300	2,050,063
Nexon	113,700	1,857,953
NGK Insulators	54,500	709,307
NGK Spark Plug	33,400	468,180
NH Foods	17,500	609,010
Nidec	105,000	5,411,122
Nikon	68,400	627,793
Nintendo	25,000	9,716,336
Nippon Building Fund	303	2,038,265
Nippon Electric Glass	9,900	131,839
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Express	16,700	$ 814,607
Nippon Paint Holdings	34,000	1,769,775
Nippon Prologis REIT	424	1,066,822
Nippon Shinyaku	9,600	751,743
Nippon Steel	193,222	1,647,084
Nippon Telegraph & Telephone	285,700	6,832,977
Nippon Yusen	32,600	385,061
Nissan Chemical	26,900	974,245
Nissan Motor	550,000	1,840,140
Nisshin Seifun Group	42,165	703,408
Nissin Foods Holdings	13,500	1,120,322
Nitori Holdings	18,700	2,527,132
Nitto Denko	34,200	1,519,129
Nomura Holdings	740,600	3,125,407
Nomura Real Estate Holdings	26,700	432,026
Nomura Real Estate Master Fund	953	1,212,140
Nomura Research Institute	78,507	1,658,283
NSK	74,300	472,934
NTT Data	135,900	1,300,910
NTT DOCOMO	297,500	9,303,740
Obayashi	151,600	1,286,406
Obic	14,800	1,928,287
Odakyu Electric Railway	63,500	1,394,539
Oji Holdings	183,800	977,112
Olympus	257,300	3,709,054
Omron	43,800	2,264,576
Ono Pharmaceutical	79,700	1,831,539
Oracle	8,200	715,228
Oriental Land	46,800	5,974,346
ORIX	314,000	3,746,228
Orix JREIT	554	728,655
Osaka Gas	93,300	1,751,953
Otsuka	22,300	950,660
Otsuka Holdings	87,200	3,402,403
Pan Pacific International Holdings	102,000	1,931,606
Panasonic	487,900	3,693,600
Park24	24,700	364,119
†PeptiDream	19,800	689,219
Persol Holdings	37,800	378,231
Pigeon	24,600	941,817
Pola Orbis Holdings	19,500	358,496
Rakuten	198,900	1,499,517
Recruit Holdings	306,600	7,919,867
†Renesas Electronics	159,500	567,352
Resona Holdings	504,500	1,512,645
Ricoh	144,400	1,054,305
Rinnai	7,200	507,532
Rohm	19,500	1,058,503
Ryohin Keikaku	50,900	566,038
Sankyo	9,500	275,506

LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Santen Pharmaceutical	77,500	$ 1,330,036
SBI Holdings	49,870	726,622
Secom	46,700	3,862,472
Sega Sammy Holdings	36,900	447,681
Seibu Holdings	42,300	466,283
Seiko Epson	58,100	625,327
Sekisui Chemical	77,400	1,019,674
Sekisui House	150,400	2,480,402
Seven & i Holdings	176,700	5,835,496
Seven Bank	127,100	328,022
SG Holdings	30,700	731,227
Sharp	45,400	471,276
Shimadzu	47,300	1,234,446
Shimamura	4,700	284,039
Shimano	17,300	2,467,211
Shimizu	126,000	980,512
Shin-Etsu Chemical	78,700	7,735,203
†Shinsei Bank	41,400	548,334
Shionogi & Co.	60,200	2,965,421
Shiseido	93,900	5,518,733
Shizuoka Bank	96,700	587,133
Showa Denko	28,700	588,812
SMC	13,400	5,617,864
Softbank	393,800	5,016,491
SoftBank Group	350,800	12,419,154
Sohgo Security Services	15,200	737,796
Sompo Holdings	72,375	2,230,880
Sony	285,600	16,917,099
Sony Financial Holdings	32,500	545,730
Square Enix Holdings	19,400	866,708
Stanley Electric	27,900	547,640
Subaru	137,400	2,626,411
SUMCO	53,100	674,733
Sumitomo	264,300	3,014,140
Sumitomo Chemical	317,500	938,039
Sumitomo Dainippon Pharma	25,500	331,025
Sumitomo Electric Industries	179,500	1,875,412
Sumitomo Heavy Industries	23,000	411,504
Sumitomo Metal Mining	57,800	1,181,692
Sumitomo Mitsui Financial Group	290,200	7,049,940
Sumitomo Mitsui Trust Holdings	75,146	2,158,957
Sumitomo Realty & Development	79,400	1,938,776
Sumitomo Rubber Industries	36,400	341,898
Sundrug	15,300	490,277
Suntory Beverage & Food	29,000	1,095,878
Suzuken Aichi	15,450	561,328
Suzuki Motor	82,300	1,959,663
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sysmex	39,000	$ 2,822,621
T&D Holdings	135,500	1,098,449
Taiheiyo Cement	25,700	437,755
Taisei	42,000	1,280,918
Taisho Pharmaceutical Holdings	7,700	472,620
Taiyo Nippon Sanso	27,700	409,879
Takeda Pharmaceutical	334,375	10,181,080
TDK	31,300	2,406,631
Teijin	38,000	642,769
Terumo	152,100	5,211,154
THK	25,700	517,820
Tobu Railway	41,200	1,437,343
Toho (Tokyo)	24,600	752,188
Toho Gas	15,900	716,784
Tohoku Electric Power Holdings	94,800	911,302
Tokio Marine Holdings	141,800	6,487,992
Tokyo Century	9,100	284,747
†Tokyo Electric Power	325,400	1,131,982
Tokyo Electron	36,600	6,821,267
Tokyo Gas	88,900	2,094,772
Tokyu	118,500	1,862,159
Tokyu Fudosan Holdings	130,400	626,324
Toppan Printing	59,600	909,974
Toray Industries	337,900	1,462,611
Toshiba	91,600	2,007,719
Tosoh	55,400	626,081
TOTO	29,400	969,851
Toyo Seikan Group Holdings	30,300	345,639
Toyo Suisan Kaisha	18,900	913,485
Toyoda Gosei	13,900	236,561
Toyota Industries	31,600	1,506,680
Toyota Motor	514,600	31,012,312
Toyota Tsusho	45,800	1,069,859
Trend Micro	26,900	1,328,382
Tsuruha Holdings	7,900	1,041,596
Unicharm	96,200	3,601,135
United Urban Investment	599	599,276
USS	46,700	640,372
Welcia Holdings	10,100	709,184
West Japan Railway	37,900	2,592,169
Yahoo Japan	632,000	2,014,914
Yakult Honsha	25,500	1,502,205
Yamada Denki	133,900	533,327
Yamaha	30,900	1,197,543
Yamaha Motor	57,700	693,839
Yamato Holdings	65,800	1,027,867
Yamazaki Baking	32,500	677,388
Yaskawa Electric	58,200	1,582,495
Yokogawa Electric	50,700	606,512
Yokohama Rubber	25,300	313,646

LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
ZOZO	18,100	$ 242,927
		672,092,475
Malta–0.00%
=†AZ. BGP Holdings	160,069	0
		0
Netherlands–4.61%
ABN AMRO Bank	90,153	731,570
†Adyen	2,381	2,023,598
Aegon	446,082	1,114,046
Akzo Nobel	45,020	2,960,903
†Altice Europe Class A	142,487	549,924
ASML Holding	95,820	25,259,546
EXOR	24,990	1,287,963
Heineken	60,966	5,173,809
Heineken Holding	26,093	2,033,387
ING Groep	912,138	4,673,880
†Just Eat Takeaway	27,229	2,059,133
Koninklijke Ahold Delhaize	257,749	6,004,661
Koninklijke DSM	42,699	4,803,157
Koninklijke KPN	816,523	1,952,640
Koninklijke Philips	201,504	8,273,222
Koninklijke Vopak	14,985	786,864
NN Group	69,983	1,901,840
NXP Semiconductors	65,420	5,425,281
†Prosus NV	108,422	7,551,386
Randstad	25,393	896,167
Royal Dutch Shell Class A	938,146	16,299,045
Royal Dutch Shell Class B	836,944	14,038,950
Wolters Kluwer	64,537	4,568,192
		120,369,164
New Zealand–0.29%
†a2 Milk	156,626	1,600,031
Auckland International Airport	206,531	615,403
Fisher & Paykel Healthcare	130,751	2,376,853
Fletcher Building	181,871	378,526
Mercury	143,836	360,136
Meridian Energy	273,122	651,833
Ryman Healthcare	85,251	517,124
Spark New Zealand	460,559	1,120,894
		7,620,800
Norway–0.53%
Aker BP	23,025	288,816
DNB	211,432	2,355,550
Equinor	223,221	2,782,702
Gjensidige Forsikring	42,625	725,870
Marine Harvest	104,888	1,585,848
Norsk Hydro	286,623	618,005
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Orkla	182,282	$ 1,561,739
Schibsted Class B	20,889	377,878
Telenor	169,000	2,470,055
Yara International	37,849	1,196,750
		13,963,213
Portugal–0.18%
Energias de Portugal	574,141	2,309,987
Galp Energia	123,834	1,416,187
Jeronimo Martins	53,648	968,299
		4,694,473
Singapore–1.18%
Ascendas Real Estate Investment Trust	596,688	1,181,449
CapitaLand	533,300	1,068,695
CapitaLand Commercial Trust	572,156	613,957
CapitaLand Mall Trust	545,400	683,859
City Developments	96,900	491,348
ComfortDelGro	461,600	491,527
Dairy Farm International Holdings	72,100	331,622
DBS Group Holdings	420,895	5,491,901
Genting Singapore	1,288,800	624,758
Jardine Cycle & Carriage	22,288	306,442
Keppel	310,015	1,153,045
Mapletree Commercial Trust	425,700	545,993
Oversea-Chinese Banking	778,778	4,718,561
SATS	143,700	319,428
Sembcorp Industries	209,500	229,982
Singapore Airlines	115,100	467,205
Singapore Exchange	171,300	1,103,249
Singapore Press Holdings	341,200	441,175
Singapore Technologies Engineering	338,800	741,235
Singapore Telecommunications	1,812,900	3,231,898
Suntec Real Estate Investment Trust	451,000	394,413
United Overseas Bank	298,185	4,091,110
UOL Group	98,851	453,521
Venture	58,600	558,229
Wilmar International	409,400	925,820
		30,660,422
Spain–2.57%
ACS Actividades de Construccion y Servicios	66,295	1,316,576
Aena SME	16,018	1,737,862
Amadeus IT Group	101,505	4,777,723
Banco Bilbao Vizcaya Argentaria	1,564,213	4,843,665

LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Banco de Sabadell	1,217,370	$ 615,643
Banco Santander	3,711,649	8,829,343
Bankia	261,679	285,354
Bankinter	143,679	521,214
CaixaBank	862,163	1,595,523
Cellnex Telecom	58,484	2,652,977
Enagas	63,261	1,247,961
Endesa	72,731	1,539,015
Ferrovial	108,862	2,584,027
Grifols	67,761	2,267,104
Iberdrola	1,379,695	13,494,804
Industria de Diseno Textil	254,716	6,600,610
Mapfre	229,717	389,691
Naturgy Energy Group	72,064	1,264,277
Red Electrica	99,124	1,781,207
Repsol	340,171	3,034,750
Siemens Gamesa Renewable Energy	50,809	749,745
Telefonica	1,095,637	4,986,342
		67,115,413
Sweden–2.63%
Alfa Laval	77,572	1,328,109
ArcelorMittal	161,968	1,529,049
Assa Abloy Class B	237,025	4,424,948
Atlas Copco Class A	158,030	5,255,169
Atlas Copco Class B	91,712	2,667,840
Boliden	58,293	1,045,768
Electrolux Class B	48,070	593,840
Epiroc Class A	160,879	1,589,721
Epiroc Class B	83,114	819,230
Essity Class B	143,349	4,391,291
Hennes & Mauritz Class B	179,450	2,296,384
Hexagon Class B	58,862	2,488,990
Husqvarna Class B	89,012	442,808
ICA Gruppen	19,291	805,696
Industrivarden Class C	35,598	681,613
Investor Class B	107,304	4,840,876
Kinnevik	48,587	792,425
L E Lundbergforetagen Class B	16,198	656,629
Lundin Petroleum	39,900	753,175
Millicom International Cellular SDR	23,341	648,495
Nokian Renkaat	26,489	632,506
Sandvik	250,251	3,520,203
Securitas Class B	66,735	716,897
Skandinaviska Enskilda Banken Class A	362,675	2,428,855
†Skanska Class B	78,481	1,181,073
SKF Class B	80,992	1,103,691
†Svenska Handelsbanken Class A	346,287	2,855,864
Swedbank Class A	202,407	2,232,394
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Swedish Match	38,457	$ 2,177,422
Tele2 Class B	106,430	1,417,971
Telefonaktiebolaget LM Ericsson Class B	720,211	5,830,081
Telia	641,147	2,294,908
Volvo Class B	351,750	4,180,876
		68,624,797
Switzerland–10.68%
ABB	410,121	7,128,327
Adecco Group	37,954	1,495,638
†Alcon	97,912	5,016,103
Baloise Holding	11,229	1,463,946
Barry Callebaut	643	1,286,997
Chocoladefabriken Lindt & Spruengli	253	2,123,549
Chocoladefabriken Lindt & Spruengli	23	1,996,268
Cie Financiere Richemont	121,793	6,510,302
Clariant	42,447	706,497
Credit Suisse Group	601,117	4,851,824
Dufry	6,923	212,468
EMS-Chemie Holding	1,745	1,088,309
Geberit	8,202	3,593,947
Givaudan	2,156	6,633,957
Glencore	2,526,547	3,824,049
Julius Baer Group	53,664	1,797,608
Kuehne + Nagel International Class R	12,406	1,689,953
LafargeHolcim	116,411	4,248,245
Lonza Group	16,529	6,798,771
Nestle	671,949	68,785,932
Novartis	484,349	39,958,201
Pargesa Holding Bearer Shares	8,576	566,216
Partners Group Holding	4,155	2,844,787
Roche Holding	158,510	50,999,302
Schindler Holding	13,888	2,998,044
SGS	1,398	3,224,451
Sika	30,013	4,928,517
Sonova Holding	12,909	2,301,860
Straumann Holding Class R	2,343	1,712,976
Swatch Group	7,035	1,381,663
Swatch Group (Swiss Exchange)	15,210	588,851
Swiss Life Holding	7,888	2,647,577
Swiss Prime Site	17,261	1,680,021
Swiss Re	69,346	5,339,566
Swisscom	5,779	3,094,543
Temenos	14,853	1,936,082
UBS Group (New York Shares)	859,921	7,882,132
Vifor Pharma	10,458	1,430,736

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Zurich Insurance Group	33,475	$ 11,759,988
		278,528,203
United Arab Emirates–0.00%
NMC Health	19,900	25,870
		25,870
United Kingdom–13.98%
3i Group	218,890	2,120,962
Admiral Group	40,306	1,110,032
Anglo American	243,765	4,271,644
Ashtead Group	108,512	2,345,374
Associated British Foods	80,817	1,810,275
AstraZeneca	295,225	26,304,222
Auto Trader Group	198,040	1,070,167
AVEVA Group	13,641	587,719
Aviva	869,518	2,858,759
BAE Systems	755,590	4,854,681
Barclays	4,064,785	4,619,353
Barratt Developments	231,325	1,250,384
Berkeley Group Holdings	29,663	1,323,965
BHP Group	469,446	7,285,638
BP	4,553,730	18,674,593
British American Tobacco	500,407	17,046,497
British American Tobacco ADR	14,315	489,430
British Land	224,248	935,156
BT Group	1,876,786	2,729,908
Bunzl	77,150	1,544,283
Burberry Group	99,722	1,620,955
Carnival	28,938	345,399
Centrica	1,217,935	573,880
Coca-Cola European Partners	54,529	2,077,065
Coca-Cola HBC	42,498	911,424
Compass Group	350,310	5,457,866
Croda International	29,715	1,567,691
DCC	24,112	1,505,822
Diageo	526,925	16,708,543
Direct Line Insurance Group	293,049	1,069,834
easyJet	33,862	234,649
Evraz	108,304	309,871
Experian	201,222	5,592,227
Fiat Chrysler Automobiles	245,992	1,756,073
G4S	330,686	376,123
GlaxoSmithKline	1,121,478	21,043,595
Halma	86,115	2,022,502
Hargreaves Lansdown	82,133	1,395,511
HSBC Holdings (London Shares)	4,573,618	25,675,235
Imperial Brands	209,354	3,863,701
Informa	284,265	1,548,309
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
InterContinental Hotels Group	39,464	$ 1,678,927
Intertek Group	36,429	2,128,366
ITV	772,130	633,636
J Sainsbury	376,349	973,769
JD Sports Fashion	92,481	517,962
Johnson Matthey	41,247	908,839
Kingfisher	436,260	766,294
Land Securities Group	173,310	1,195,131
Legal & General Group	1,321,396	3,122,060
Lloyds Banking Group	15,561,986	6,083,975
London Stock Exchange Group	69,753	6,239,811
†M&G	660,366	918,574
Marks & Spencer Group	404,468	490,310
Meggitt	165,586	595,226
Melrose Industries	1,212,877	1,347,790
Micro Focus International	73,025	360,349
Micro Focus International Sponsored ADR	1	5
Mondi	110,146	1,858,782
National Grid	786,342	9,187,832
Next	32,333	1,622,107
†Ocado Group	96,918	1,453,796
Pearson	166,541	1,140,149
Persimmon	71,920	1,700,091
Prudential	578,361	7,246,770
Reckitt Benckiser Group	158,699	12,088,988
RELX (London Stock Exchange)	437,769	9,343,052
Rentokil Initial	415,792	1,985,816
Rio Tinto	251,856	11,545,645
†Rolls-Royce Holdings	389,757	1,647,287
Royal Bank of Scotland Group	1,160,870	1,600,694
RSA Insurance Group	219,799	1,147,002
Sage Group	247,677	1,800,994
Schroders	26,494	809,975
Segro	246,528	2,330,522
Severn Trent	54,644	1,546,805
Smith & Nephew	193,583	3,410,258
Smiths Group	98,883	1,490,876
Spirax-Sarco Engineering	16,913	1,697,946
SSE	239,129	3,842,576
St James's Place	113,154	1,056,624
Standard Chartered	602,211	3,329,500
Standard Lifeerdeen	589,267	1,626,261
Taylor Wimpey	750,423	1,079,829
Tesco	2,170,042	6,128,257
TUI	93,973	411,325
Unilever	248,265	12,520,051
Unilever CVA	329,260	16,183,535
United Utilities Group	155,823	1,744,269
Vodafone Group	6,042,236	8,359,094

LVIP SSGA International Index Fund–10

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Weir Group	55,328	$ 492,094
Whitbread	33,745	1,250,640
Wm Morrison Supermarkets	509,864	1,113,875
WPP	300,287	2,041,630
		364,685,288
United States–0.12%
Ferguson	50,075	3,096,260
		3,096,260
Total Common Stock (Cost $2,537,589,100)		2,546,008,504
PREFERRED STOCKS–0.49%
Germany–0.49%
Bayerische Motoren Werke 4.92%	11,962	507,252
FUCHS PETROLUB 2.36%	14,812	528,353
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
Germany (continued)
Henkel & Co. 1.99%	39,651	$ 3,171,350
Porsche Automobil Holding 3.24%	37,216	1,555,643
Sartorius 0.32%	8,140	1,946,075
Volkswagen 2.67%	43,548	5,016,579
Total Preferred Stocks (Cost $14,731,719)		12,725,252

MONEY MARKET FUND–0.73%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.32%)	19,070,157	19,070,157
Total Money Market Fund (Cost $19,070,157)		19,070,157

TOTAL INVESTMENTS–98.81% (Cost $2,571,390,976)	2,577,803,913
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.19%	31,104,191
NET ASSETS APPLICABLE TO 345,461,510 SHARES OUTSTANDING–100.00%	$2,608,908,104

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
□ Securities listed and traded on the Hong Kong Stock Exchange.

The following futures contracts were outstanding at March 31, 2020:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
571	E-mini MSCI EAFE Index	$44,518,015	$43,682,865	6/19/20	$835,150	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
ADR–American Depositary Receipt
CVA–Dutch Certificate
EAFE–Europe Australasia Far East
FDR–Fiduciary Depositary Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
MSCI–Morgan Stanley Capital International
LVIP SSGA International Index Fund–11

LVIP SSGA International Index Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
REIT–Real Estate Investment Trust
RSP–Risparmio Italian Savings Shares
SDR–Swedish Depositary Receipt
See accompanying notes.
LVIP SSGA International Index Fund–12

LVIP SSGA International Index Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA International Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA International Index Fund–13

LVIP SSGA International Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$152,478,979	$74,826	$152,553,805
Austria	—	4,298,957	—	4,298,957
Belgium	—	22,441,925	—	22,441,925
Chile	—	802,668	—	802,668
China	1,206,478	272,887	—	1,479,365
Denmark	—	55,808,977	—	55,808,977
Finland	—	29,141,747	—	29,141,747
France	—	271,505,020	—	271,505,020
Germany	2,083,178	196,903,386	—	198,986,564
Hong Kong	554,850	93,393,982	—	93,948,832
Ireland	4,893,655	10,587,843	—	15,481,498
Isle Of Man	—	859,032	—	859,032
Israel	5,313,909	9,717,698	—	15,031,607
Italy	—	52,192,129	—	52,192,129
Japan	709,184	671,383,291	—	672,092,475
Malta	—	—	—*	—
Netherlands	19,568,457	100,800,707	—	120,369,164
New Zealand	—	7,620,800	—	7,620,800
Norway	—	13,963,213	—	13,963,213
Portugal	—	4,694,473	—	4,694,473
Singapore	—	30,660,422	—	30,660,422
Spain	—	67,115,413	—	67,115,413
Sweden	—	68,624,797	—	68,624,797
Switzerland	—	278,528,203	—	278,528,203
United Arab Emirates	—	25,870	—	25,870
United Kingdom	2,566,500	362,118,788	—	364,685,288
United States	—	3,096,260	—	3,096,260
Preferred Stocks	—	12,725,252	—	12,725,252
Money Market Fund	19,070,157	—	—	19,070,157
Total Investments	$55,966,368	$2,521,762,719	$74,826	$2,577,803,913
Derivatives:

Assets:
Futures Contract	$835,150	$—	$—	$835,150

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2020, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at March 31, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA International Index Fund–14